CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 3,976	$ 4,590
Cost of revenue	3,070	3,926
Gross profit	906	664
Operating expenses:
Research and development	511,110	220,223
Selling, general and administrative	89,023	38,375
Total operating expenses	600,133	258,598
Loss from operations	(599,227)	(257,934)
Other income (expense), net:
Change in fair value of forward contracts	(118,382)	(15,053)
Change in fair value of convertible preferred share warrant liability	(1,205)	(406)
Interest expense	(64)	(8,547)
Other income (expense)	(690)	4,606
Total other expense, net	(120,341)	(19,400)
Loss before provision (benefit) for income taxes	(719,568)	(277,334)
Provision (benefit) for income taxes	(188)	23
Net loss and comprehensive loss	(719,380)	(277,357)
Deemed contribution related to repurchase of Series B convertible preferred shares	1,000
Deemed contribution related to repurchase of Series C convertible preferred shares	12,784	7,935
Net loss attributable to common shareholders	$ (705,596)	$ (269,422)
Net loss per share attributable to common shareholders - basic and diluted (in dollars per share)	$ (28.42)	$ (13.08)
Weighted average shares used in computing net loss per share attributable to common shareholders - basic and diluted (in shares)	24,825,944	20,595,229